PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 2,123		$ 2,429
Accumulated depreciation	1,434		1,466
Depreciated cost	689		963
Depreciation expense	171		180		280
Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Cost	740		728
Accumulated depreciation	705		674
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	689		706
Accumulated depreciation	352		343
Leasehold Improvements and Real Estate [Member]
Property, Plant and Equipment [Line Items]
Cost	297	[1]	648	[1]
Accumulated depreciation	187		299	[1]
Lease term	5 years
Lease renewal term	5 years
Consideration from leaseback transaction	337
Deferred capital capitalized	143
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	397		347
Accumulated depreciation	$ 190		$ 150

[1]	On May 6, 2013 the Company sold real estate it owned and leased it back for a five year period and an option to extend the lease period by an additional 5 years. The consideration amounted to $ 337. The Capital gain generated from the sale in the amount of $ 143 was capitalized and is depreciated for the duration of the lease agreement.